SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[1]	Net premiums written
Year ended December 31, 2022:
Personal Lines					$37,880.2		$29,680.8	$2,592.1	$4,668.9	$39,278.5
Commercial Lines					9,088.3		6,544.7	913.3	947.7	9,398.8
Property					2,270.0		1,891.3	411.1	235.3	2,401.7
Other indemnity					2.7		5.9	0.5	7.7	2.1
Total	$1,544.4	$30,359.3	$17,293.6	$0	$49,241.2	$1,236.0	$38,122.7	$3,917.0	$5,859.6	$51,081.1
Year ended December 31, 2021:
Personal Lines					$35,373.3		$27,043.1	$2,614.7	$4,656.8	$36,168.8
Commercial Lines					6,945.2		4,814.5	734.1	742.3	8,015.9
Property					2,042.5		1,764.6	362.9	253.0	2,216.2
Other indemnity					7.7		5.4	1.1	2.6	4.3
Total	$1,355.6	$26,164.1	$15,615.8	$0	$44,368.7	$835.4	$33,627.6	$3,712.8	$5,654.7	$46,405.2
Year ended December 31, 2020:
Personal Lines[3]					$32,620.1		$20,611.7	$2,437.3	$5,762.0	$33,342.6
Commercial Lines					4,875.8		3,146.0	525.7	647.5	5,315.3
Property					1,765.7		1,364.1	310.2	237.9	1,910.8
Other indemnity					0		0	0	0	0
Total	$1,237.2	$20,265.8	$13,437.5	$0	$39,261.6	$916.6	$25,121.8	$3,273.2	$6,647.4	$40,568.7
[1] Progressive does not allocate assets, liabilities, or investment income to operating segments. Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied.
[2] Excludes total net realized gains (losses) on securities.
[3] Other operating expenses includes $1,077.4 million of policyholder credits issued to personal auto customers.